Inventories, Net (Details) - Schedule of Inventories, Net	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule of Inventories, Net [Abstract]
Raw materials	¥ 56,952,428		¥ 69,914,306
Work in process	130,609,171		158,693,203
Finished goods	90,377,688		81,807,783
Less: write-down of inventories	(265,064,301)		(208,213,546)
Inventories, net	¥ 12,874,986	$ 1,817,808	¥ 102,201,746